Schedule of financing costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating And Non-operating Costs
Interest on loan payable	$ 26	$ 7	$ 49	$ 15
Interest on lease obligations	12	11	26	23
Interest on bank loan				1
Interest on government loans		3		6
Interest on accounts payable		2		6
Total financing costs	$ 38	$ 23	$ 75	$ 51